Shareholder Report, Average Annual Return (Details) ITIH_MML Large Cap Growth Fund_Initial Class_TSR Annual {Initial Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class - without sales charge
Average Annual Return, Percent	15.09%	14.97%	16.34%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%